Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 18,636	$ 15,121	$ 15,496	$ 20,278	$ 13,599	$ 13,047	$ 11,380	$ 11,643	$ 9,790	$ 10,048	$ 9,425
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 18,426	15,062	15,547	20,489	13,841	13,371	11,743	12,095	10,241	10,582	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 19,224	15,642	16,078	21,106	14,201	13,660	11,946	12,258	10,334	10,630	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,040,561	1,650,989	1,686,611	2,200,870	1,471,799	1,407,105	1,223,257	1,247,751	1,045,615	1,069,371	1,000,000
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name	Class IS
Account Value	$ 2,061,155	1,665,625	1,700,643	2,216,640	1,480,984	1,414,548	1,228,378	1,251,630	1,047,848	1,070,823	1,000,000
Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 20,412	16,510	16,867	21,999	14,706	14,063	12,228	12,470	10,452	10,693	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,304	23,432	21,621	25,896	17,995	16,337	14,397	13,506	10,894	10,448	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,304	23,432	21,621	25,896	17,995	16,337	14,397	13,506	10,894	10,448	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,304	23,432	21,621	25,896	17,995	16,337	14,397	13,506	10,894	10,448	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,230,429	2,343,249	2,162,097	2,589,612	1,799,520	1,633,747	1,439,664	1,350,625	1,089,406	1,044,847	1,000,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,230,429	2,343,249	2,162,097	2,589,612	1,799,520	1,633,747	1,439,664	1,350,625	1,089,406	1,044,847	1,000,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,304	23,432	21,621	25,896	17,995	16,337	14,397	13,506	10,894	10,448	10,000
Russell Mid Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Index
Account Value	$ 25,468	18,808	18,997	22,935	15,774	15,151	13,322	12,960	10,705	10,276	10,000
Russell Mid Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Index
Account Value	$ 25,468	18,808	18,997	22,935	15,774	15,151	13,322	12,960	10,705	10,276	10,000
Russell Mid Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Index
Account Value	$ 25,468	18,808	18,997	22,935	15,774	15,151	13,322	12,960	10,705	10,276	10,000
Russell Mid Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Index
Account Value	$ 2,546,788	1,880,752	1,899,683	2,293,477	1,577,375	1,515,114	1,332,187	1,296,047	1,070,512	1,027,600	1,000,000
Russell Mid Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Index
Account Value	$ 2,546,788	1,880,752	1,899,683	2,293,477	1,577,375	1,515,114	1,332,187	1,296,047	1,070,512	1,027,600	1,000,000
Russell Mid Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Index
Account Value	$ 25,468	$ 18,808	$ 18,997	$ 22,935	$ 15,774	$ 15,151	$ 13,322	$ 12,960	$ 10,705	$ 10,276	$ 10,000